Consolidated Statements of Changes in Equity $ in Thousands	USD ($) shares	Share Capital [member] USD ($) shares	Reserves Share Options and Restricted Share Rights [member] USD ($)	Reserve Share Purchase Warrants [member] USD ($)	Retained Earnings (Deficit) [member] USD ($)	Accumulated Other Comprehensive Income (Loss) [member] USD ($)
Equity at beginning of period at Dec. 31, 2018	$ 583,397	$ 684,722	$ 15,748	$ 4,964	$ (19,263)	$ (102,774)
Equity, shares, beginning at Dec. 31, 2018 | shares		180,881,580
Options exercised	7,150	$ 10,766	(3,616)
Options exercised, shares | shares		3,181,108
Warrants exercised and expired	6,774	$ 7,068		(294)
Warrants exercised and expired, shares | shares		1,506,051
Vesting of restricted share rights		$ 1,516	(1,516)
Vesting of restricted share rights, shares | shares		339,404
Acquisition and cancellation of common shares (normal course issuer bid)	(46,521)	$ (46,521)
Acquisition and cancellation of common shares (normal course issuer bid), shares | shares		(8,680,202)
Share based payments	5,180		5,180
Total comprehensive income (loss)	14,916				16,397	(1,481)
Equity at end of period at Dec. 31, 2019	570,896	$ 657,551	15,796	4,670	(2,866)	(104,255)
Equity, shares, ending at Dec. 31, 2019 | shares		177,227,941
Options exercised	4,087	$ 5,421	(1,334)
Options exercised, shares | shares		1,253,430
Warrants exercised and expired	75,366	$ 82,105		(6,739)
Warrants exercised and expired, shares | shares		21,091,325
Vesting of restricted share rights		$ 1,212	(1,212)
Vesting of restricted share rights, shares | shares		279,567
Acquisition and cancellation of common shares (normal course issuer bid)	$ (23,524)	$ (23,524)
Acquisition and cancellation of common shares (normal course issuer bid), shares | shares	(4,600,000)	(4,599,020)
Share based payments	$ 5,652		5,652
Share issuance costs	(966)	$ (3,035)		$ 2,069
Total comprehensive income (loss)	6,631				13,817	(7,186)
Equity at end of period at Dec. 31, 2020	$ 638,142	$ 719,730	$ 18,902		$ 10,951	$ (111,441)
Equity, shares, ending at Dec. 31, 2020 | shares		195,253,243